Related Party Transactions - Schedule of Due To Related Parties (Details) - Yingxi Industrial Chain Group Co Ltd [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Due to related parties	$ 2,751,534	$ 3,900,030	$ 2,006,255
Yang Bihua [Member]
Due to related parties	$ 18,276	$ 1,957	58,071
Relationship with the Company	Company’s legal representative	Company's legal representative
Ding Yinping [Member]
Due to related parties	$ 501,245	$ 750,842	867,524
Relationship with the Company	Company’s legal representative	Company's legal representative
Huang Jinlong [Member]
Due to related parties	$ 1,289,950	$ 1,091,348	1,080,660
Relationship with the Company	Company’s supervisor	Company's supervisor
Chen Zhongpeng [Member]
Due to related parties	$ 814,688	$ 459,232
Relationship with the Company	Company’s legal representative	Company's legal representative
Huang Dewu [Member]
Due to related parties	$ 127,375	$ 15,807
Relationship with the Company	Company’s legal representative	Company's legal representative
Shareholders for Acquired Subsidiaries [Member]
Due to related parties
Shareholders for Acquisition Of Subsidiaries [Member]
Due to related parties		$ 1,580,844
Relationship with the Company		Shareholders under common control